Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract, which are disclosed in your Contract prospectus. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund Class 2
Management fees		0.20%
Distribution and/or service (12b-1) fees		0.25%
Other expenses		0.20%
Acquired fund fees and expenses		0.52%
Total annual Fund operating expenses	[1]	1.17%
Less: Fee waivers and/or expense reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.10%
[1]	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Net Expenses" shown in the Financial Highlights section of this prospectus because "Net Expenses" do not include acquired fund fees and expenses.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Class 2.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

The example does not reflect any fees and expenses that apply to your Contract. Inclusion of these charges would increase expenses for all periods shown.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund Class 2	112	365	637	1,414

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund Class 2	112	365	637	1,414

Portfolio Turnover
The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from April 12, 2013 (commencement of operations) to December 31, 2013, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On March 31, 2014, the Fund’s actual effective equity market exposure was approximately 43.01% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:

  derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);

  direct investments in exchange-traded funds (ETFs); and

  direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).

Collectively, these assets are referred to as the Tactical Assets.

The Fund’s “effective equity market exposure” (or EEME) includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Although the Fund’s actual EEME at March 31, 2014 was approximately 43.01% of its net assets, the Fund’s targeted EEME may, under normal circumstances, range from 0 to 50% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 40% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 40% of its net assets exposed to the equity market and may have an EEME of 40% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 50% while maintaining a 40% allocation to Equity Underlying Funds.

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).

In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:

  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and

  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).

Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed-income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund’s exposures to equity and fixed-income/ debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.

The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund’s EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

Underlying Funds

Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed-income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds’ investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders.

Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.

Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.

Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.

High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the Underlying Funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under “Principal Investment Strategies”, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Performance Information
The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of a Blended Index, consisting of 65% of Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index and 6% Russell 2000 Index, and to the performance of the Barclays U.S. Aggregate Bond Index.

Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.